HSBC INVESTOR FUNDS

HSBC Emerging Markets Local Debt Fund

Supplement Dated April 26, 2011,

to the Statement of Additional Information (“SAI”)

Dated February 15, 2011,

supplemented as of March 31, 2011

In the “Investment Objective, Policies and Restrictions” section of the SAI, references to the “JP Morgan Global Bond Index - Emerging Markets Global Diversified,” appearing on Page 4, are replaced with “JP Morgan Government Bond Index - Emerging Markets Global Diversified.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE